INCOME TAXES - Tax Expense Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Loss before income tax	$ (57,904)	$ (34,629)	$ (55,894)
Tax effect at PRC enterprise income tax rate of 25%	(14,476)	(8,657)	(13,974)
Effect of preferential tax rates	(1,331)	274	4,426
Tax effect of permanence differences	3,284	(1,173)	(7,938)
Effect of income tax rate differences in other jurisdictions	8,917	3,020	2,388
Changes in valuation allowances	17,299	4,106	5,233
Income tax (benefits)/expenses	$ 13,693	$ (2,430)	$ (9,865)